UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/14/2008
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		      107

Form 13f Information Table Value Total:                  28096730
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   318237  7078233 SH       Sole                  5966633           1111600
                                                            310178  6898976 SH       Defined 01            6898976
                                                               495    11000 SH       Other                   11000
CEMEX S.A.B. de C.V. ADR       COM              151290889   865936 50286666 SH       Sole                 41137037           9149629
                                                            505712 29367711 SH       Defined 01           29367711
                                                               559    32450 SH       Other                   32450
Chesapeake Energy Corporation  COM              165167107   902609 25170355 SH       Sole                 20197302           4973053
                                                            570712 15915000 SH       Defined 01           15915000
                                                               610    17000 SH       Other                   17000
Del Monte  Foods Company       COM              24522P103     1815   232663 SH       Sole                                     232663
                                                            122657 15725283 SH       Defined 01           15725283
Dell Inc.                      COM              24702R101  1428972 86709475 SH       Sole                 70631275          16078200
                                                            997288 60515019 SH       Defined 01           60515019
                                                               868    52700 SH       Other                   52700
Dillard's Inc.                 COM              254067101     1794   152000 SH       Sole                                     152000
                                                            106799  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     4036   239400 SH       Sole                   127000            112400
                                                             50211  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106   935946 35750408 SH       Sole                 29081900           6668508
                                                            342879 13097000 SH       Defined 01           13097000
                                                               579    22108 SH       Other                   22108
Discovery Communications Inc.  COM              25470F104      307    21550 SH       Sole                                      21550
                                                             25055  1758252 SH       Defined 01            1758252
Discovery Communications Serie COM              25470F302      305    21550 SH       Sole                                      21550
                                                             24897  1758252 SH       Defined 01            1758252
EBay Inc.                      COM              278642103   777537 34742500 SH       Sole                 28097500           6645000
                                                            417418 18651400 SH       Defined 01           18651400
                                                               606    27100 SH       Other                   27100
Everest Re Group Ltd.          COM              G3223R108   314580  3635500 SH       Sole                  3051000            584500
                                                            133351  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     2351   102000 SH       Sole                                     102000
                                                            163111  7076400 SH       Defined 01            7076400
FedEx Corporation              COM              31428X106   590025  7464892 SH       Sole                  6161392           1303500
                                                            502023  6351501 SH       Defined 01            6351501
                                                               569     7200 SH       Other                    7200
IDT Corporation                COM              448947101       94   181590 SH       Defined 01             181590
IDT Corporation Cl B           COM              448947309      907  1225408 SH       Defined 01            1225408
Ingersoll-Rand Company Limited COM              G4776G101   633796 20333517 SH       Sole                 16692246           3641271
                                                            157346  5048000 SH       Defined 01            5048000
Kyocera Corporation ADR        COM              501556203     6169    81000 SH       Sole                    37000             44000
Level 3 Communications Inc.    COM              52729N100   664420 246081356 SH      Sole                200158176          45923180
                                                            556332 206048754 SH      Defined 01          206048754
                                                               100    37000 SH       Other                   37000
Liberty Media Corp Entertainme COM              53071M500  1581885 63351422 SH       Sole                 53368922           9982500
                                                            851602 34105000 SH       Defined 01           34105000
                                                              1011    40500 SH       Other                   40500
Liberty Media Corporation Inte COM              53071M104   901504 69829902 SH       Sole                 58507552          11322350
                                                            494313 38289181 SH       Defined 01           38289181
                                                               574    44500 SH       Other                   44500
Markel Corporation             COM              570535104     2190     6231 SH       Sole                                       6231
                                                            125678   357549 SH       Defined 01             357549
Marriott International Inc.    COM              571903202   158591  6078621 SH       Sole                  4172621           1906000
                                                            194363  7449704 SH       Defined 01            7449704
Pioneer Natural Resources Comp COM              723787107   540301 10334757 SH       Sole                  8091257           2243500
                                                            661980 12662200 SH       Defined 01           12662200
                                                               836    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2192    47245 SH       Sole                                      47245
                                                            117877  2541009 SH       Defined 01            2541009
Royal Philips Electronics ADR  COM              500472303   576010 21137995 SH       Sole                 18201295           2936700
                                                            123951  4548644 SH       Defined 01            4548644
                                                               545    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     2038    62800 SH       Sole                                      62800
                                                            132948  4097000 SH       Defined 01            4097000
Saks Incorporated              COM              79377W108    88023  9515955 SH       Defined 01            9515955
Service Corporation Internatio COM              817565104     1907   228100 SH       Sole                                     228100
                                                            119148 14252178 SH       Defined 01           14252178
SK Telecom Co. Ltd. ADR        COM              78440P108    21191  1125976 SH       Sole                  1125976
                                                             68582  3644120 SH       Defined 01            3644120
Sun Microsystems Inc.          COM              866810203   760754 100099178 SH      Sole                 82091278          18007900
                                                            406418 53476000 SH       Defined 01           53476000
                                                               545    71650 SH       Other                   71650
                                                             38000  5000000 SH  CALL Defined 01            5000000
Symantec Corporation           COM              871503108   656631 33535788 SH       Sole                 29129788           4406000
                                                               803    41000 SH       Other                   41000
Telephone and Data Systems Inc COM              879433100    57264  1601800 SH       Sole                  1367000            234800
                                                             54726  1530800 SH       Defined 01            1530800
                                                               214     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   365905 10192347 SH       Sole                  8047210           2145137
                                                            203417  5666200 SH       Defined 01            5666200
                                                               215     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     1904    46600 SH       Sole                                      46600
                                                            132583  3244800 SH       Defined 01            3244800
The Washington Post Company    COM              939640108    43144    77491 SH       Sole                    72205              5286
                                                            196072   352167 SH       Defined 01             352167
tw telecom inc.                COM              87311L104     1777   171000 SH       Sole                                     171000
                                                            121532 11697000 SH       Defined 01           11697000
UBS AG (new)                   COM              H89231338   481917 27475308 SH       Sole                 23327494           4147814
                                                            307019 17503960 SH       Defined 01           17503960
                                                               258    14700 SH       Other                   14700
Walgreen Co.                   COM              931422109   277922  8976800 SH       Sole                  5892800           3084000
                                                            421923 13628000 SH       Defined 01           13628000
Walt Disney Company            COM              254687106   990122 32262034 SH       Sole                 25390534           6871500
                                                            426397 13893691 SH       Defined 01           13893691
                                                               890    29000 SH       Other                   29000
Wendy's/Arby's Group Inc.      COM              950587105   124048 23583250 SH       Defined 01           23583250
Willis Group Holdings Limited  COM              G96655108    97522  3023000 SH       Sole                  2803000            220000
                                                            242756  7525000 SH       Defined 01            7525000
Worthington Industries Inc.    COM              981811102     1903   127400 SH       Sole                                     127400
                                                            116980  7830000 SH       Defined 01            7830000
Yum! Brands Inc.               COM              988498101   458092 14047578 SH       Sole                 11849254           2198324
                                                            575862 17659056 SH       Defined 01           17659056
                                                               848    26000 SH       Other                   26000
Fairfax Financial Holdings Lim COM              303901102   535627  1669340 SH       Sole                  1375237            294103
                                                            482664  1504275 SH       Defined 01            1504275
General Motors Series B Conv.  CONV             370442733   149146 16758000 PRN      Sole                 13490000           3268000
                                                            153347 17230000 PRN      Defined 01           17230000
                                                               151    17000 PRN      Other                   17000